Consolidated Statement of Financial Position - USD ($) $ in Thousands	Jun. 30, 2020	Jun. 30, 2019	Mar. 31, 2019	Mar. 31, 2018
Non-current assets
Property, plant, and equipment	$ 2,486	$ 2,951	$ 1,205	$ 1,915
Intangible assets	29,849	31,762	32,366	36,402
Deferred tax assets	1,347	2,113	2,054	2,570
Other receivables
Investments accounted for using the equity method	8,225			14,147
Total non-current assets	41,907	36,826	35,625	55,034
Current assets
Cash and cash equivalents	2,824	7,129	4,522	1,939
Restricted cash	1,013	632	1,319
Trade and other receivables	12,556	14,992	10,399	7,903
Assets classified as held for sale	4,080	13,530	13,530	11,436
Total current assets	20,473	36,283	29,770	21,278
TOTAL ASSETS	62,380	73,109	65,395	76,312
Current liabilities
Trade and other payables	15,395	24,639	17,923	14,082
Income tax liability	75	449	287	103
Provisions	2,897	1,718	1,710	2,470
Loans and borrowings	1,312	2,327	887	3,955
Total current liabilities	19,679	29,133	20,807	20,610
Non-current liabilities
Total non-current portion of non-current borrowings	24,642	19,359	18,380	18,385
Provisions	169	2,100	2,222	288
Deferred tax liabilities		1	1	26
Total non-current liabilities	24,811	21,460	20,603	18,699
Total liabilities	44,490	50,593	41,410	39,309
Equity
Share capital	163	163	163	163
Share premium	40,215	40,215	40,215	40,215
Cumulative translation reserve	(3,307)	(2,279)	(2,177)	821
Other reserves	21,408	20,076	19,846	18,383
(Accumulated deficit)/retained earnings	(40,773)	(35,659)	(34,062)	(22,579)
Equity and reserves attributable to owners	17,706	22,516	23,985	37,003
Non-controlling interest	184
Total equity	17,890	22,516	23,985	37,003
TOTAL EQUITY AND LIABILITIES	$ 62,380	$ 73,109	$ 65,395	$ 76,312